Related parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 0	€ 5
Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	20	19
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	8
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	0	(1)
Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	16	16
Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	14	20
Harry Welten
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	10
Annalisa Jenkins
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	9
Uta Kemmerich-Kell
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 16	€ 19